CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets:
Cash and cash equivalents	$ 65,087	$ 86,123
Restricted cash, current	21,824	4,314
Short-term investments	58,853	106,520
Accounts receivable, net	14,146	22,252
Prepayments and other current assets	98,183	67,724
Loans receivable, net	37,529	32,373
Amounts due from related parties	292	1,045
Total current assets	295,914	320,351
Non-current assets:
Property and equipment, net	414,142	469,360
Deferred tax assets	11,356	17,208
Long-term investments	99,317	104,526
Long-term time deposits		1,412
Right-of-use assets	14,924	16,161
Other non-current assets	3,187	17,993
Total non-current assets	542,926	626,660
Total assets	838,840	947,011
Current liabilities:
Short-term loans and current portion of long-term loans	41,872	17,515
Bond payable	49,849	50,590
Deferred revenue	58,438	56,343
Accrued expenses and other liabilities	54,670	54,216
Income tax payable	1,874	1,468
Amounts due to related parties	4,532	34,676
Total current liabilities	211,235	214,808
Non-current liabilities:
Long-term loans, less current portion	125,308	167,570
Deferred tax liabilities	61,674	62,742
Other non-current liabilities	93,711	117,994
Total non-current liabilities	280,693	348,306
Total liabilities	491,928	563,114
Commitments and contingencies
Shareholders' equity:
Less: treasury shares (5,755,007 shares as of December 31, 2023 and 2024, respectively.)	(111,283)	(111,283)
Additional paid-in capital	545,514	545,364
Accumulated other comprehensive loss	(45,787)	(37,408)
Accumulated deficit	(53,900)	(25,144)
Total shareholders' equity	346,912	383,897
Total liabilities and shareholders' equity	838,840	947,011
Common Class A
Shareholders' equity:
Ordinary shares	9,244	9,244
Common Class B
Shareholders' equity:
Ordinary shares	$ 3,124	$ 3,124